Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 87,927,726	$ 90,963,594
Insured amount	68,500			¥ 500,000
Restricted cash	$ 880,358
Intangible assets estimated useful lives	10 years			10 years
Impairment of long-lived assets
Lease terms	12 months			12 months
Percentage of holding securities	10.00%			10.00%
Reportable segment	1
Operating segment	1
Employee benefit expenses	$ 749,459	674,061	$ 671,659
Deferred offering costs		$ 605,866
Reserve fund after tax profit	25.00%	25.00%
Statutory reserves	$ 12,087,066	$ 10,435,949
VAT rates	13.00%			13.00%
Land Use Rights [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life for land use right	30 years			30 years
Statutory Surplus Reserve Fund [Member]
Summary of Significant Accounting Policies [Line Items]
Reserve fund after tax profit	10.00%
Registered capital	50.00%
Reserve Fund [Member]
Summary of Significant Accounting Policies [Line Items]
Reserve fund after tax profit	10.00%
Registered capital	50.00%
RMB [Member] | Statements of Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translated	7.1957	7.0809	6.729	7.1957
Balance Sheet [Member] | RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translated	7.2993	7.0999		7.2993